UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Fidelity®
Inflation-Protected Bond
Fund

Annual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity® Inflation-Protected Bond Fund	11.61%	6.62%	6.29%

A From June 26, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ®Inflation-Protected Bond Fund, a class of the fund, on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market recap: Against the backdrop of acute market volatility and investors' shifting attitude toward risk, U.S. taxable investment-grade bonds generated a solid gain for the 12 months ending March 31, 2012, as evidenced by the 7.71% return of the Barclays® U.S. Aggregate Bond Index. Among the sectors that comprise the index, investment-grade corporate bonds fared best, up 9.58%, bolstered by demand for higher-yielding securities amid improved corporate profitability. U.S. Treasury bonds also performed well, rising 8.57%. As a perceived safe haven, Treasuries benefited from periodic bouts of robust demand. Government-agency-backed residential mortgage-backed securities (MBS) gained 6.21%, receiving a boost from slower-than-expected prepayments and the Federal Reserve's program to reinvest payments from its holdings of agency debentures into the MBS sector. Commercial mortgage-backed securities advanced 7.48%, aided in part by investors' thirst for higher yields. Asset-backed and agency securities saw gains of 5.34% and 4.50%, respectively.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Inflation-Protected Bond Fund: For the year, the fund's Retail Class shares returned 11.61%, while the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) gained 12.20%. Keeping the fund's duration in line with the index helped us keep pace with the benchmark as TIPS rallied. The fund was modestly hurt by its yield-curve positioning, although it benefited from our ability to select outperforming securities based on our understanding of the seasonality of inflation and how it can affect the valuation of TIPS. Early in the period, a decelerating global economy prompted investors to favor U.S. government-backed securities, including TIPS. In the summer of 2011, demand for TIPS intensified amid prospects the U.S. government could default on its obligations, the credit-rating downgrade for U.S. long-term debt, growing fears about a U.S. recession and resurgent worries about debt in Europe. After a short and shallow decline in September, TIPS rallied in October and November after the Federal Reserve began Operation Twist, a bond-buying program designed to keep interest rates low and spur the economy. Amid calming fears surrounding the European debt crisis, plain-vanilla Treasury yields and prices remained range bound in the first two months of 2012, while riskier assets rallied. Against that backdrop, TIPS outpaced nominal Treasuries. But the tables turned in mid-March, as rekindled worries about Europe's debt woes and a murkier picture surrounding U.S. economic growth triggered a rally in plain-vanilla Treasuries.

Note to shareholders: Franco Castagliuolo became Portfolio Manager of the fund on March 1, 2012

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class A	.76%
Actual		$ 1,000.00	$ 1,031.90	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class T	.79%
Actual		$ 1,000.00	$ 1,030.90	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.05	$ 3.99
Class B	1.46%
Actual		$ 1,000.00	$ 1,027.40	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.36
Class C	1.51%
Actual		$ 1,000.00	$ 1,027.50	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.62
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,032.50	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.75	$ 2.28
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,033.00	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	19.6	11.5
1 - 1.99%	32.7	36.3
2 - 2.99%	38.8	41.8
3 - 3.99%	8.9	10.2
5 - 5.99%	0.0	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2012
6 months ago
Years	9.2	9.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2012
6 months ago
Years	6.7	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2012*		As of September 30, 2011**
	U.S. Government and U.S. Government Agency Obligations 99.7%		U.S. Government and U.S. Government Agency Obligations 99.5%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.0%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation Protected Securities	99.7%	** Inflation Protected Securities	99.5%

Annual Report

Investments March 31, 2012

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 43,128,140	$ 41,225,835
1.75% 1/15/28	78,021,580	93,018,618
2% 1/15/26	90,777,870	111,334,346
2.125% 2/15/40	53,444,594	70,316,454
2.125% 2/15/41	87,531,842	115,492,325
2.375% 1/15/25	123,454,218	157,139,916
2.375% 1/15/27	100,468,614	128,967,348
2.5% 1/15/29	76,635,108	101,164,095
3.375% 4/15/32	1,277	1,945
3.625% 4/15/28	102,919,609	151,737,158
3.875% 4/15/29	111,942,320	172,651,145
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	200,894,002	212,287,688
0.125% 1/15/22	131,473,316	134,737,532
0.5% 4/15/15	46,223,476	49,025,389
0.625% 4/15/13	73,817,674	75,788,828
0.625% 7/15/21	186,126,460	201,627,272
1.125% 1/15/21	98,421,900	110,925,912
1.25% 4/15/14	78,602,592	83,404,293
1.25% 7/15/20	163,672,425	187,126,472
1.375% 7/15/18	44,532,125	51,038,638
1.375% 1/15/20	29,868,855	34,312,332
1.625% 1/15/15	67,926,287	74,060,862
1.625% 1/15/18	106,975,957	123,057,603
1.875% 7/15/13	120,371,823	126,765,932
1.875% 7/15/15	187,589,150	209,281,576
1.875% 7/15/19	83,958,322	99,860,849
2% 1/15/14	114,969,727	122,944,897
2% 7/15/14	123,789,665	134,910,848
2% 1/15/16	43,504,866	49,140,708
2.125% 1/15/19	75,832,867	90,812,823
2.375% 1/15/17	78,217,176	91,724,344
2.5% 7/15/16	110,537,685	129,142,527
2.625% 7/15/17	94,916,025	114,229,262
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $3,280,937,227)		3,649,255,772
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.3018% 6/25/47 (b)	$ 89,046	$ 88,769
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.0419% 3/25/32 (MGIC Investment Corp. Insured) (b)	50,104	8,389
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.4918% 9/25/34 (b)	120,672	68,943
TOTAL ASSET-BACKED SECURITIES (Cost $188,248)		166,101
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (Cost $1,152,000)	$ 1,152,007	1,152,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $3,282,277,475)		3,650,573,873
NET OTHER ASSETS (LIABILITIES) - 0.3%		9,905,366
NET ASSETS - 100%		$ 3,660,479,239
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps

Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (a)

	August 2034	$ 101,255	$ (77,498)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (a)	Feb. 2034	1,089	(1,027)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (a)

	Oct. 2034	$ 148,444	$ (125,896)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (a)	Sept. 2034	97,375	(84,694)
		$ 348,163	$ (289,115)
Legend

(a) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,152,000 due 4/02/12 at 0.07%
Credit Agricole CIB New York Branch	$ 286,663
Credit Suisse Securities (USA) LLC	629,336
Merrill Lynch, Pierce, Fenner & Smith, Inc.	78,667
UBS Securities LLC	157,334
$ 1,152,000
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,649,255,772	$ -	$ 3,649,255,772	$ -
Asset-Backed Securities	166,101	-	88,769	77,332
Cash Equivalents	1,152,000	-	1,152,000	-
Total Investments in Securities:	$ 3,650,573,873	$ -	$ 3,650,496,541	$ 77,332
Derivative Instruments:
Liabilities
Swap Agreements	$ (289,115)	$ -	$ -	$ (289,115)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 31,465
Total Realized Gain (Loss)	(17,078)
Total Unrealized Gain (Loss)	18,152
Cost of Purchases	-
Proceeds of Sales	(12,211)
Amortization/Accretion	1,961
Transfers in to Level 3	55,043
Transfers out of Level 3	-
Ending Balance	$ 77,332
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 5,982
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (81,680)
Total Unrealized Gain (Loss)	(85,581)
Transfers in to Level 3	(121,854)
Transfers out of Level 3	-
Ending Balance	$ (289,115)
Realized gain (loss) on Swap Agreements for the period	$ 11,892
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at March 31, 2012	$ (85,581)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (289,115)
Total Value of Derivatives	$ -	$ (289,115)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
BBB	0.0%
CCC,CC,C	0.0%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $1,152,000) - See accompanying schedule: Unaffiliated issuers (cost $3,282,277,475)		$ 3,650,573,873
Cash		1,462
Receivable for investments sold		51,152,222
Receivable for swap agreements		865
Receivable for fund shares sold		3,181,779
Interest receivable		13,444,739
Total assets		3,718,354,940

Liabilities
Payable for investments purchased	$ 51,369,402
Payable for fund shares redeemed	4,502,807
Distributions payable	45,982
Swap agreements at value	289,115
Accrued management fee	974,703
Distribution and service plan fees payable	239,562
Other affiliated payables	454,130
Total liabilities		57,875,701

Net Assets		$ 3,660,479,239
Net Assets consist of:
Paid in capital		$ 3,361,898,418
Undistributed net investment income		2,356,391
Accumulated undistributed net realized gain (loss) on investments		(71,782,853)
Net unrealized appreciation (depreciation) on investments		368,007,283
Net Assets		$ 3,660,479,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

March 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($262,756,153 ÷ 20,519,073 shares)	$ 12.81

Maximum offering price per share (100/96.00 of $12.81)	$ 13.34
Class T: Net Asset Value and redemption price per share ($64,889,804 ÷ 5,059,903 shares)	$ 12.82

Maximum offering price per share (100/96.00 of $12.82)	$ 13.35
Class B: Net Asset Value and offering price per share ($28,516,533 ÷ 2,239,660 shares)A	$ 12.73

Class C: Net Asset Value and offering price per share ($177,404,733 ÷ 13,963,279 shares)A	$ 12.71

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,922,338,735 ÷ 227,232,576 shares)	$ 12.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,573,281 ÷ 15,947,952 shares)	$ 12.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2012

Investment Income
Interest		$ 34,836,853
Inflation principal income		71,746,143
Total income		106,582,996

Expenses
Management fee	$ 9,989,967
Transfer agent fees	3,608,469
Distribution and service plan fees	2,739,636
Fund wide operations fee	1,073,404
Independent trustees' compensation	10,868
Miscellaneous	8,902
Total expenses before reductions	17,431,246
Expense reductions	(24,561)	17,406,685
Net investment income (loss)		89,176,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,306,220
Swap agreements	11,892
Total net realized gain (loss)		14,318,112
Change in net unrealized appreciation (depreciation) on: Investment securities	211,265,603
Swap agreements	(85,581)
Total change in net unrealized appreciation (depreciation)		211,180,022
Net gain (loss)		225,498,134
Net increase (decrease) in net assets resulting from operations		$ 314,674,445

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,176,311	$ 61,620,013	$ 72,676,874
Net realized gain (loss)	14,318,112	36,788,829	(355,321)
Change in net unrealized appreciation (depreciation)	211,180,022	28,051,958	162,966,767
Net increase (decrease) in net assets resulting from operations	314,674,445	126,460,800	235,288,320
Distributions to shareholders from net investment income	(15,586,748)	(24,508,075)	(26,931,712)
Distributions to shareholders from net realized gain	(69,999,157)	(22,150,496)	(50,990,497)
Total distributions	(85,585,905)	(46,658,571)	(77,922,209)
Share transactions - net increase (decrease)	826,032,278	(182,199,653)	349,727,112
Total increase (decrease) in net assets	1,055,120,818	(102,397,424)	507,093,223

Net Assets
Beginning of period	2,605,358,421	2,707,755,845	2,200,662,622
End of period (including undistributed net investment income of $2,356,391 and undistributed net investment income of $1,804,340 and undistributed net investment income of $1,967,863, respectively)	$ 3,660,479,239	$ 2,605,358,421	$ 2,707,755,845

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.329	.245	.301	.171	.538	.434
Net realized and unrealized gain (loss)	.998	.286	.757	(.456)	.306	.137
Total from investment operations	1.327	.531	1.058	(.285)	.844	.571
Distributions from net investment income	(.035)	(.084)	(.098)	(.077)	(.194)	(.209)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.307)	(.181)	(.318)	(.235)	(.544)	(.301)
Net asset value, end of period	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Total Return B, C, D	11.32%	4.68%	9.96%	(2.57)%	7.96%	5.43%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.77% A	.77%	.78%	.80%	.71%
Expenses net of fee waivers, if any	.76%	.75% A	.75%	.75%	.75%	.66%
Expenses net of all reductions	.76%	.75% A	.75%	.75%	.75%	.65%
Net investment income (loss)	2.61%	2.29% A	2.71%	1.59%	4.87%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814	$ 68,710
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Income from Investment Operations
Net investment income (loss) E	.326	.245	.301	.172	.538	.424
Net realized and unrealized gain (loss)	.987	.286	.757	(.457)	.316	.137
Total from investment operations	1.313	.531	1.058	(.285)	.854	.561
Distributions from net investment income	(.031)	(.084)	(.098)	(.077)	(.194)	(.199)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.303)	(.181)	(.318)	(.235)	(.544)	(.291)
Net asset value, end of period	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Total Return B, C, D	11.18%	4.67%	9.94%	(2.56)%	8.05%	5.32%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.79% A	.79%	.80%	.79%	.78%
Expenses net of fee waivers, if any	.78%	.75% A	.75%	.75%	.75%	.75%
Expenses net of all reductions	.78%	.75% A	.75%	.75%	.75%	.75%
Net investment income (loss)	2.59%	2.29% A	2.71%	1.59%	4.86%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332	$ 65,833
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.240	.175	.228	.101	.466	.354
Net realized and unrealized gain (loss)	.992	.288	.748	(.453)	.316	.137
Total from investment operations	1.232	.463	.976	(.352)	.782	.491
Distributions from net investment income	-	(.016)	(.026)	(.030)	(.122)	(.129)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.272)	(.113)	(.246)	(.188)	(.472)	(.221)
Net asset value, end of period	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Total Return B, C, D	10.51%	4.07%	9.17%	(3.17)%	7.36%	4.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47%	1.48% A	1.48%	1.49%	1.50%	1.49%
Expenses net of fee waivers, if any	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	1.92%	1.64% A	2.06%	.94%	4.21%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776	$ 35,826
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.233	.164	.217	.090	.455	.343
Net realized and unrealized gain (loss)	.999	.279	.758	(.459)	.316	.137
Total from investment operations	1.232	.443	.975	(.369)	.771	.480
Distributions from net investment income	-	(.006)	(.015)	(.023)	(.111)	(.118)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.272)	(.103)	(.235)	(.181)	(.461)	(.210)
Net asset value, end of period	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Total Return B, C, D	10.53%	3.90%	9.17%	(3.33)%	7.26%	4.55%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.51% A	1.52%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.86%	1.54% A	1.96%	.84%	4.11%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060	$ 51,205
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended March 31,	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Income from Investment Operations
Net investment income (loss) D	.369	.278	.336	.205	.573	.457
Net realized and unrealized gain (loss)	.996	.286	.755	(.457)	.324	.136
Total from investment operations	1.365	.564	1.091	(.252)	.897	.593
Distributions from net investment income	(.073)	(.117)	(.131)	(.100)	(.227)	(.231)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.345)	(.214)	(.351)	(.258)	(.577)	(.323)
Net asset value, end of period	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Total Return B, C	11.61%	4.94%	10.24%	(2.27)%	8.46%	5.63%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	2.92%	2.59% A	3.01%	1.89%	5.17%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686
Portfolio turnover rate F	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) D	.359	.272	.329	.197	.565	.452
Net realized and unrealized gain (loss)	.995	.286	.757	(.452)	.318	.137
Total from investment operations	1.354	.558	1.086	(.255)	.883	.589
Distributions from net investment income	(.062)	(.111)	(.126)	(.097)	(.223)	(.227)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.334)	(.208)	(.346)	(.255)	(.573)	(.319)
Net asset value, end of period	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Total Return B, C	11.54%	4.91%	10.21%	(2.30)%	8.34%	5.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.54%	.55% A	.53%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.53%	.50% A	.50%	.50%	.49%	.49%
Expenses net of all reductions	.53%	.50% A	.50%	.50%	.49%	.49%
Net investment income (loss)	2.84%	2.54% A	2.96%	1.84%	5.13%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297	$ 110,863
Portfolio turnover rate F	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS), principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, capital loss carryforwards, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 371,707,897
Gross unrealized depreciation	(3,804,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 367,903,694
Tax Cost	$ 3,282,670,179

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,005,927
Capital loss carryforward	$ (73,482,100)
Net unrealized appreciation (depreciation)	$ 367,614,459

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (32,037,379)
2018	(41,444,721)
Total capital loss carryforward	$ (73,482,100)

The tax character of distributions paid was as follows:

	March 31, 2012	March 31, 2011	March 31, 2010
Ordinary Income	$ 85,585,905	$ 49,053,293	$ 75,527,502

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 11,892	$ (85,581)
Totals (a)	$ 11,892	$ (85,581)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $348,163 representing 0.01% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $3,049,684, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 610,360	$ 15,038
Class T	-%	.25%	162,359	-
Class B	.65%	.25%	288,182	208,133
Class C	.75%	.25%	1,678,735	301,601
			$ 2,739,636	$ 524,772

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 71,001
Class T	17,112
Class B*	52,422
Class C*	17,640
$ 158,175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 388,096.16
Class T	123,526.19
Class B	69,059.22
Class C	269,768.16
Inflation-Protected Bond	2,539,111.10
Institutional Class	218,909.19
	$ 3,608,469

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,902 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $6,872.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 6,226
Class T	.75%	4,562
Class B	1.40%	4,134
Class C	1.50%	3,145
Institutional Class	.50%	6,391
		$ 24,458

Effective June 1, 2011 the expense limitations were discontinued.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $103.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
From net investment income
Class A	$ 644,197	$ 1,522,757	$ 1,591,601
Class T	160,406	460,500	565,970
Class B	-	52,792	98,966
Class C	-	71,025	146,651
Inflation-Protected Bond	14,290,207	21,778,716	23,707,425
Institutional Class	491,938	622,285	821,099
Total	$ 15,586,748	$ 24,508,075	$ 26,931,712
From net realized gain
Class A	$ 5,400,091	$ 1,761,992	$ 3,695,699
Class T	1,397,374	517,947	1,263,915
Class B	678,867	318,072	844,656
Class C	3,764,934	1,123,479	2,315,534
Inflation-Protected Bond	55,896,687	17,912,249	41,458,249
Institutional Class	2,861,204	516,757	1,412,444
Total	$ 69,999,157	$ 22,150,496	$ 50,990,497

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	9,256,002	6,640,914	9,312,515
Reinvestment of distributions	436,081	252,494	417,840
Shares redeemed	(6,984,787)	(6,716,942)	(6,921,867)
Net increase (decrease)	2,707,296	176,466	2,808,488
Class T
Shares sold	2,093,788	1,177,187	2,219,214
Reinvestment of distributions	114,313	76,859	152,711
Shares redeemed	(2,243,154)	(1,898,504)	(2,403,012)
Net increase (decrease)	(35,053)	(644,458)	(31,087)
Class B
Shares sold	337,027	367,840	1,255,797
Reinvestment of distributions	45,907	26,768	70,396
Shares redeemed	(999,484)	(1,139,712)	(1,724,363)
Net increase (decrease)	(616,550)	(745,104)	(398,170)
Class C
Shares sold	6,685,519	3,337,216	4,724,560
Reinvestment of distributions	250,979	84,485	177,632
Shares redeemed	(4,281,517)	(3,185,556)	(3,112,361)
Net increase (decrease)	2,654,981	236,145	1,789,831
Inflation-Protected Bond
Shares sold	114,648,567	45,787,804	87,660,075
Reinvestment of distributions	5,259,714	3,189,838	5,417,085
Shares redeemed	(70,564,704)	(62,981,387)	(65,658,429)
Net increase (decrease)	49,343,577	(14,003,745)	27,418,731
Institutional Class
Shares sold	13,330,026	1,554,604	2,228,760
Reinvestment of distributions	246,275	83,976	168,329
Shares redeemed	(2,917,664)	(2,341,899)	(3,015,208)
Net increase (decrease)	10,658,637	(703,319)	(618,119)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Dollars
	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	$ 116,397,990	$ 77,652,400	$ 104,121,934
Reinvestment of distributions	5,489,034	2,933,335	4,699,892
Shares redeemed	(87,792,016)	(78,541,272)	(77,109,220)
Net increase (decrease)	$ 34,095,008	$ 2,044,463	$ 31,712,606
Class T
Shares sold	$ 26,514,058	$ 13,713,873	$ 24,649,046
Reinvestment of distributions	1,438,723	894,232	1,719,846
Shares redeemed	(28,354,397)	(22,121,464)	(26,708,425)
Net increase (decrease)	$ (401,616)	$ (7,513,359)	$ (339,533)
Class B
Shares sold	$ 4,251,063	$ 4,257,680	$ 13,993,919
Reinvestment of distributions	575,105	309,137	791,917
Shares redeemed	(12,554,280)	(13,256,429)	(19,171,607)
Net increase (decrease)	$ (7,728,112)	$ (8,689,612)	$ (4,385,771)
Class C
Shares sold	$ 83,320,684	$ 38,766,973	$ 52,549,464
Reinvestment of distributions	3,147,942	973,965	1,995,592
Shares redeemed	(53,636,888)	(36,990,344)	(34,463,918)
Net increase (decrease)	$ 32,831,738	$ 2,750,594	$ 20,081,138
Inflation-Protected Bond
Shares sold	$ 1,459,141,891	$ 536,614,422	$ 981,264,982
Reinvestment of distributions	66,541,321	37,250,733	61,160,057
Shares redeemed	(895,476,588)	(736,345,235)	(732,714,322)
Net increase (decrease)	$ 630,206,624	$ (162,480,080)	$ 309,710,717
Institutional Class
Shares sold	$ 171,001,394	$ 18,150,189	$ 24,820,267
Reinvestment of distributions	3,125,725	977,889	1,895,479
Shares redeemed	(37,098,483)	(27,439,737)	(33,767,791)
Net increase (decrease)	$ 137,028,636	$ (8,311,659)	$ (7,052,045)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended March 31, 2012, the eleven months ended March 31, 2011 and the year ended April 30, 2010, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for the year ended March 31, 2012, the eleven months ended March 31, 2011 and the year ended April 30, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 432 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (58)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay on May 14, 2012, to shareholders of record at the opening of business on May 11, 2012, a distribution of $0.018 per share derived from capital gains realized from sales of portfolio securities.

A total of 99.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,971,488 of distributions paid during the period January 1, 2012 to March 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IFB-UANN-0512
1.784718.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Inflation-Protected Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

March 31, 2012

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge) B	6.87%	5.44%	5.58%
Class T (incl. 4.00% sales charge) C	6.74%	5.43%	5.54%
Class B (incl. contingent deferred sales charge) D	5.51%	5.29%	5.50%
Class C (incl. contingent deferred sales charge) E	9.53%	5.52%	5.21%

A From June 26, 2002.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity® Inflation-Protected Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Inflation-Protected Bond Fund - Class A on June 26, 2002, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period. The initial offering of Class A took place on October 2, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market recap: Against the backdrop of acute market volatility and investors' shifting attitude toward risk, U.S. taxable investment-grade bonds generated a solid gain for the 12 months ending March 31, 2012, as evidenced by the 7.71% return of the Barclays® U.S. Aggregate Bond Index. Among the sectors that comprise the index, investment-grade corporate bonds fared best, up 9.58%, bolstered by demand for higher-yielding securities amid improved corporate profitability. U.S. Treasury bonds also performed well, rising 8.57%. As a perceived safe haven, Treasuries benefited from periodic bouts of robust demand. Government-agency-backed residential mortgage-backed securities (MBS) gained 6.21%, receiving a boost from slower-than-expected prepayments and the Federal Reserve's program to reinvest payments from its holdings of agency debentures into the MBS sector. Commercial mortgage-backed securities advanced 7.48%, aided in part by investors' thirst for higher yields. Asset-backed and agency securities saw gains of 5.34% and 4.50%, respectively.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor® Inflation-Protected Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 11.32%, 11.18%, 10.51% and 10.53%, respectively (excluding sales charges), while the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) gained 12.20%. Keeping the fund's duration in line with the index helped us keep pace with the benchmark as TIPS rallied. The fund was modestly hurt by its yield-curve positioning, although it benefited from our ability to select outperforming securities based on our understanding of the seasonality of inflation and how it can affect the valuation of TIPS. Early in the period, a decelerating global economy prompted investors to favor U.S. government-backed securities, including TIPS. In the summer of 2011, demand for TIPS intensified amid prospects the U.S. government could default on its obligations, the credit-rating downgrade for U.S. long-term debt, growing fears about a U.S. recession and resurgent worries about debt in Europe. After a short and shallow decline in September, TIPS rallied in October and November after the Federal Reserve began Operation Twist, a bond-buying program designed to keep interest rates low and spur the economy. Amid calming fears surrounding the European debt crisis, plain-vanilla Treasury yields and prices remained range bound in the first two months of 2012, while riskier assets rallied. Against that backdrop, TIPS outpaced nominal Treasuries. But the tables turned in mid-March, as rekindled worries about Europe's debt woes and a murkier picture surrounding U.S. economic growth triggered a rally in plain-vanilla Treasuries.

Note to shareholders: Franco Castagliuolo became Portfolio Manager of the fund on March 1, 2012

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class A	.76%
Actual		$ 1,000.00	$ 1,031.90	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class T	.79%
Actual		$ 1,000.00	$ 1,030.90	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.05	$ 3.99
Class B	1.46%
Actual		$ 1,000.00	$ 1,027.40	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.36
Class C	1.51%
Actual		$ 1,000.00	$ 1,027.50	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.62
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,032.50	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.75	$ 2.28
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,033.00	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	19.6	11.5
1 - 1.99%	32.7	36.3
2 - 2.99%	38.8	41.8
3 - 3.99%	8.9	10.2
5 - 5.99%	0.0	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2012
6 months ago
Years	9.2	9.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2012
6 months ago
Years	6.7	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2012*		As of September 30, 2011**
	U.S. Government and U.S. Government Agency Obligations 99.7%		U.S. Government and U.S. Government Agency Obligations 99.5%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.0%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation Protected Securities	99.7%	** Inflation Protected Securities	99.5%

Annual Report

Investments March 31, 2012

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 43,128,140	$ 41,225,835
1.75% 1/15/28	78,021,580	93,018,618
2% 1/15/26	90,777,870	111,334,346
2.125% 2/15/40	53,444,594	70,316,454
2.125% 2/15/41	87,531,842	115,492,325
2.375% 1/15/25	123,454,218	157,139,916
2.375% 1/15/27	100,468,614	128,967,348
2.5% 1/15/29	76,635,108	101,164,095
3.375% 4/15/32	1,277	1,945
3.625% 4/15/28	102,919,609	151,737,158
3.875% 4/15/29	111,942,320	172,651,145
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	200,894,002	212,287,688
0.125% 1/15/22	131,473,316	134,737,532
0.5% 4/15/15	46,223,476	49,025,389
0.625% 4/15/13	73,817,674	75,788,828
0.625% 7/15/21	186,126,460	201,627,272
1.125% 1/15/21	98,421,900	110,925,912
1.25% 4/15/14	78,602,592	83,404,293
1.25% 7/15/20	163,672,425	187,126,472
1.375% 7/15/18	44,532,125	51,038,638
1.375% 1/15/20	29,868,855	34,312,332
1.625% 1/15/15	67,926,287	74,060,862
1.625% 1/15/18	106,975,957	123,057,603
1.875% 7/15/13	120,371,823	126,765,932
1.875% 7/15/15	187,589,150	209,281,576
1.875% 7/15/19	83,958,322	99,860,849
2% 1/15/14	114,969,727	122,944,897
2% 7/15/14	123,789,665	134,910,848
2% 1/15/16	43,504,866	49,140,708
2.125% 1/15/19	75,832,867	90,812,823
2.375% 1/15/17	78,217,176	91,724,344
2.5% 7/15/16	110,537,685	129,142,527
2.625% 7/15/17	94,916,025	114,229,262
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $3,280,937,227)		3,649,255,772
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.3018% 6/25/47 (b)	$ 89,046	$ 88,769
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.0419% 3/25/32 (MGIC Investment Corp. Insured) (b)	50,104	8,389
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.4918% 9/25/34 (b)	120,672	68,943
TOTAL ASSET-BACKED SECURITIES (Cost $188,248)		166,101
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (Cost $1,152,000)	$ 1,152,007	1,152,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $3,282,277,475)		3,650,573,873
NET OTHER ASSETS (LIABILITIES) - 0.3%		9,905,366
NET ASSETS - 100%		$ 3,660,479,239
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps

Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (a)

	August 2034	$ 101,255	$ (77,498)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (a)	Feb. 2034	1,089	(1,027)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (a)

	Oct. 2034	$ 148,444	$ (125,896)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (a)	Sept. 2034	97,375	(84,694)
		$ 348,163	$ (289,115)
Legend

(a) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,152,000 due 4/02/12 at 0.07%
Credit Agricole CIB New York Branch	$ 286,663
Credit Suisse Securities (USA) LLC	629,336
Merrill Lynch, Pierce, Fenner & Smith, Inc.	78,667
UBS Securities LLC	157,334
$ 1,152,000
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,649,255,772	$ -	$ 3,649,255,772	$ -
Asset-Backed Securities	166,101	-	88,769	77,332
Cash Equivalents	1,152,000	-	1,152,000	-
Total Investments in Securities:	$ 3,650,573,873	$ -	$ 3,650,496,541	$ 77,332
Derivative Instruments:
Liabilities
Swap Agreements	$ (289,115)	$ -	$ -	$ (289,115)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 31,465
Total Realized Gain (Loss)	(17,078)
Total Unrealized Gain (Loss)	18,152
Cost of Purchases	-
Proceeds of Sales	(12,211)
Amortization/Accretion	1,961
Transfers in to Level 3	55,043
Transfers out of Level 3	-
Ending Balance	$ 77,332
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 5,982
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (81,680)
Total Unrealized Gain (Loss)	(85,581)
Transfers in to Level 3	(121,854)
Transfers out of Level 3	-
Ending Balance	$ (289,115)
Realized gain (loss) on Swap Agreements for the period	$ 11,892
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at March 31, 2012	$ (85,581)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (289,115)
Total Value of Derivatives	$ -	$ (289,115)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
BBB	0.0%
CCC,CC,C	0.0%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $1,152,000) - See accompanying schedule: Unaffiliated issuers (cost $3,282,277,475)		$ 3,650,573,873
Cash		1,462
Receivable for investments sold		51,152,222
Receivable for swap agreements		865
Receivable for fund shares sold		3,181,779
Interest receivable		13,444,739
Total assets		3,718,354,940

Liabilities
Payable for investments purchased	$ 51,369,402
Payable for fund shares redeemed	4,502,807
Distributions payable	45,982
Swap agreements at value	289,115
Accrued management fee	974,703
Distribution and service plan fees payable	239,562
Other affiliated payables	454,130
Total liabilities		57,875,701

Net Assets		$ 3,660,479,239
Net Assets consist of:
Paid in capital		$ 3,361,898,418
Undistributed net investment income		2,356,391
Accumulated undistributed net realized gain (loss) on investments		(71,782,853)
Net unrealized appreciation (depreciation) on investments		368,007,283
Net Assets		$ 3,660,479,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($262,756,153 ÷ 20,519,073 shares)	$ 12.81

Maximum offering price per share (100/96.00 of $12.81)	$ 13.34
Class T: Net Asset Value and redemption price per share ($64,889,804 ÷ 5,059,903 shares)	$ 12.82

Maximum offering price per share (100/96.00 of $12.82)	$ 13.35
Class B: Net Asset Value and offering price per share ($28,516,533 ÷ 2,239,660 shares)A	$ 12.73

Class C: Net Asset Value and offering price per share ($177,404,733 ÷ 13,963,279 shares)A	$ 12.71

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,922,338,735 ÷ 227,232,576 shares)	$ 12.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,573,281 ÷ 15,947,952 shares)	$ 12.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended March 31, 2012

Investment Income
Interest		$ 34,836,853
Inflation principal income		71,746,143
Total income		106,582,996

Expenses
Management fee	$ 9,989,967
Transfer agent fees	3,608,469
Distribution and service plan fees	2,739,636
Fund wide operations fee	1,073,404
Independent trustees' compensation	10,868
Miscellaneous	8,902
Total expenses before reductions	17,431,246
Expense reductions	(24,561)	17,406,685
Net investment income (loss)		89,176,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,306,220
Swap agreements	11,892
Total net realized gain (loss)		14,318,112
Change in net unrealized appreciation (depreciation) on: Investment securities	211,265,603
Swap agreements	(85,581)
Total change in net unrealized appreciation (depreciation)		211,180,022
Net gain (loss)		225,498,134
Net increase (decrease) in net assets resulting from operations		$ 314,674,445

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,176,311	$ 61,620,013	$ 72,676,874
Net realized gain (loss)	14,318,112	36,788,829	(355,321)
Change in net unrealized appreciation (depreciation)	211,180,022	28,051,958	162,966,767
Net increase (decrease) in net assets resulting from operations	314,674,445	126,460,800	235,288,320
Distributions to shareholders from net investment income	(15,586,748)	(24,508,075)	(26,931,712)
Distributions to shareholders from net realized gain	(69,999,157)	(22,150,496)	(50,990,497)
Total distributions	(85,585,905)	(46,658,571)	(77,922,209)
Share transactions - net increase (decrease)	826,032,278	(182,199,653)	349,727,112
Total increase (decrease) in net assets	1,055,120,818	(102,397,424)	507,093,223

Net Assets
Beginning of period	2,605,358,421	2,707,755,845	2,200,662,622
End of period (including undistributed net investment income of $2,356,391 and undistributed net investment income of $1,804,340 and undistributed net investment income of $1,967,863, respectively)	$ 3,660,479,239	$ 2,605,358,421	$ 2,707,755,845

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.329	.245	.301	.171	.538	.434
Net realized and unrealized gain (loss)	.998	.286	.757	(.456)	.306	.137
Total from investment operations	1.327	.531	1.058	(.285)	.844	.571
Distributions from net investment income	(.035)	(.084)	(.098)	(.077)	(.194)	(.209)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.307)	(.181)	(.318)	(.235)	(.544)	(.301)
Net asset value, end of period	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Total Return B, C, D	11.32%	4.68%	9.96%	(2.57)%	7.96%	5.43%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.77% A	.77%	.78%	.80%	.71%
Expenses net of fee waivers, if any	.76%	.75% A	.75%	.75%	.75%	.66%
Expenses net of all reductions	.76%	.75% A	.75%	.75%	.75%	.65%
Net investment income (loss)	2.61%	2.29% A	2.71%	1.59%	4.87%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814	$ 68,710
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Income from Investment Operations
Net investment income (loss) E	.326	.245	.301	.172	.538	.424
Net realized and unrealized gain (loss)	.987	.286	.757	(.457)	.316	.137
Total from investment operations	1.313	.531	1.058	(.285)	.854	.561
Distributions from net investment income	(.031)	(.084)	(.098)	(.077)	(.194)	(.199)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.303)	(.181)	(.318)	(.235)	(.544)	(.291)
Net asset value, end of period	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Total Return B, C, D	11.18%	4.67%	9.94%	(2.56)%	8.05%	5.32%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.79% A	.79%	.80%	.79%	.78%
Expenses net of fee waivers, if any	.78%	.75% A	.75%	.75%	.75%	.75%
Expenses net of all reductions	.78%	.75% A	.75%	.75%	.75%	.75%
Net investment income (loss)	2.59%	2.29% A	2.71%	1.59%	4.86%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332	$ 65,833
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.240	.175	.228	.101	.466	.354
Net realized and unrealized gain (loss)	.992	.288	.748	(.453)	.316	.137
Total from investment operations	1.232	.463	.976	(.352)	.782	.491
Distributions from net investment income	-	(.016)	(.026)	(.030)	(.122)	(.129)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.272)	(.113)	(.246)	(.188)	(.472)	(.221)
Net asset value, end of period	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Total Return B, C, D	10.51%	4.07%	9.17%	(3.17)%	7.36%	4.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47%	1.48% A	1.48%	1.49%	1.50%	1.49%
Expenses net of fee waivers, if any	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	1.92%	1.64% A	2.06%	.94%	4.21%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776	$ 35,826
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.233	.164	.217	.090	.455	.343
Net realized and unrealized gain (loss)	.999	.279	.758	(.459)	.316	.137
Total from investment operations	1.232	.443	.975	(.369)	.771	.480
Distributions from net investment income	-	(.006)	(.015)	(.023)	(.111)	(.118)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.272)	(.103)	(.235)	(.181)	(.461)	(.210)
Net asset value, end of period	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Total Return B, C, D	10.53%	3.90%	9.17%	(3.33)%	7.26%	4.55%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.51% A	1.52%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.86%	1.54% A	1.96%	.84%	4.11%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060	$ 51,205
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended March 31,	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Income from Investment Operations
Net investment income (loss) D	.369	.278	.336	.205	.573	.457
Net realized and unrealized gain (loss)	.996	.286	.755	(.457)	.324	.136
Total from investment operations	1.365	.564	1.091	(.252)	.897	.593
Distributions from net investment income	(.073)	(.117)	(.131)	(.100)	(.227)	(.231)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.345)	(.214)	(.351)	(.258)	(.577)	(.323)
Net asset value, end of period	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Total Return B, C	11.61%	4.94%	10.24%	(2.27)%	8.46%	5.63%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	2.92%	2.59% A	3.01%	1.89%	5.17%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686
Portfolio turnover rate F	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) D	.359	.272	.329	.197	.565	.452
Net realized and unrealized gain (loss)	.995	.286	.757	(.452)	.318	.137
Total from investment operations	1.354	.558	1.086	(.255)	.883	.589
Distributions from net investment income	(.062)	(.111)	(.126)	(.097)	(.223)	(.227)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.334)	(.208)	(.346)	(.255)	(.573)	(.319)
Net asset value, end of period	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Total Return B, C	11.54%	4.91%	10.21%	(2.30)%	8.34%	5.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.54%	.55% A	.53%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.53%	.50% A	.50%	.50%	.49%	.49%
Expenses net of all reductions	.53%	.50% A	.50%	.50%	.49%	.49%
Net investment income (loss)	2.84%	2.54% A	2.96%	1.84%	5.13%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297	$ 110,863
Portfolio turnover rate F	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS), principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, capital loss carryforwards, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 371,707,897
Gross unrealized depreciation	(3,804,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 367,903,694
Tax Cost	$ 3,282,670,179

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,005,927
Capital loss carryforward	$ (73,482,100)
Net unrealized appreciation (depreciation)	$ 367,614,459

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (32,037,379)
2018	(41,444,721)
Total capital loss carryforward	$ (73,482,100)

The tax character of distributions paid was as follows:

	March 31, 2012	March 31, 2011	March 31, 2010
Ordinary Income	$ 85,585,905	$ 49,053,293	$ 75,527,502

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 11,892	$ (85,581)
Totals (a)	$ 11,892	$ (85,581)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $348,163 representing 0.01% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $3,049,684, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 610,360	$ 15,038
Class T	-%	.25%	162,359	-
Class B	.65%	.25%	288,182	208,133
Class C	.75%	.25%	1,678,735	301,601
			$ 2,739,636	$ 524,772

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 71,001
Class T	17,112
Class B*	52,422
Class C*	17,640
$ 158,175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 388,096.16
Class T	123,526.19
Class B	69,059.22
Class C	269,768.16
Inflation-Protected Bond	2,539,111.10
Institutional Class	218,909.19
	$ 3,608,469

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,902 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $6,872.

Annual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 6,226
Class T	.75%	4,562
Class B	1.40%	4,134
Class C	1.50%	3,145
Institutional Class	.50%	6,391
		$ 24,458

Effective June 1, 2011 the expense limitations were discontinued.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $103.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
From net investment income
Class A	$ 644,197	$ 1,522,757	$ 1,591,601
Class T	160,406	460,500	565,970
Class B	-	52,792	98,966
Class C	-	71,025	146,651
Inflation-Protected Bond	14,290,207	21,778,716	23,707,425
Institutional Class	491,938	622,285	821,099
Total	$ 15,586,748	$ 24,508,075	$ 26,931,712
From net realized gain
Class A	$ 5,400,091	$ 1,761,992	$ 3,695,699
Class T	1,397,374	517,947	1,263,915
Class B	678,867	318,072	844,656
Class C	3,764,934	1,123,479	2,315,534
Inflation-Protected Bond	55,896,687	17,912,249	41,458,249
Institutional Class	2,861,204	516,757	1,412,444
Total	$ 69,999,157	$ 22,150,496	$ 50,990,497

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	9,256,002	6,640,914	9,312,515
Reinvestment of distributions	436,081	252,494	417,840
Shares redeemed	(6,984,787)	(6,716,942)	(6,921,867)
Net increase (decrease)	2,707,296	176,466	2,808,488
Class T
Shares sold	2,093,788	1,177,187	2,219,214
Reinvestment of distributions	114,313	76,859	152,711
Shares redeemed	(2,243,154)	(1,898,504)	(2,403,012)
Net increase (decrease)	(35,053)	(644,458)	(31,087)
Class B
Shares sold	337,027	367,840	1,255,797
Reinvestment of distributions	45,907	26,768	70,396
Shares redeemed	(999,484)	(1,139,712)	(1,724,363)
Net increase (decrease)	(616,550)	(745,104)	(398,170)
Class C
Shares sold	6,685,519	3,337,216	4,724,560
Reinvestment of distributions	250,979	84,485	177,632
Shares redeemed	(4,281,517)	(3,185,556)	(3,112,361)
Net increase (decrease)	2,654,981	236,145	1,789,831
Inflation-Protected Bond
Shares sold	114,648,567	45,787,804	87,660,075
Reinvestment of distributions	5,259,714	3,189,838	5,417,085
Shares redeemed	(70,564,704)	(62,981,387)	(65,658,429)
Net increase (decrease)	49,343,577	(14,003,745)	27,418,731
Institutional Class
Shares sold	13,330,026	1,554,604	2,228,760
Reinvestment of distributions	246,275	83,976	168,329
Shares redeemed	(2,917,664)	(2,341,899)	(3,015,208)
Net increase (decrease)	10,658,637	(703,319)	(618,119)

Annual Report

11. Share Transactions - continued

	Dollars
	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	$ 116,397,990	$ 77,652,400	$ 104,121,934
Reinvestment of distributions	5,489,034	2,933,335	4,699,892
Shares redeemed	(87,792,016)	(78,541,272)	(77,109,220)
Net increase (decrease)	$ 34,095,008	$ 2,044,463	$ 31,712,606
Class T
Shares sold	$ 26,514,058	$ 13,713,873	$ 24,649,046
Reinvestment of distributions	1,438,723	894,232	1,719,846
Shares redeemed	(28,354,397)	(22,121,464)	(26,708,425)
Net increase (decrease)	$ (401,616)	$ (7,513,359)	$ (339,533)
Class B
Shares sold	$ 4,251,063	$ 4,257,680	$ 13,993,919
Reinvestment of distributions	575,105	309,137	791,917
Shares redeemed	(12,554,280)	(13,256,429)	(19,171,607)
Net increase (decrease)	$ (7,728,112)	$ (8,689,612)	$ (4,385,771)
Class C
Shares sold	$ 83,320,684	$ 38,766,973	$ 52,549,464
Reinvestment of distributions	3,147,942	973,965	1,995,592
Shares redeemed	(53,636,888)	(36,990,344)	(34,463,918)
Net increase (decrease)	$ 32,831,738	$ 2,750,594	$ 20,081,138
Inflation-Protected Bond
Shares sold	$ 1,459,141,891	$ 536,614,422	$ 981,264,982
Reinvestment of distributions	66,541,321	37,250,733	61,160,057
Shares redeemed	(895,476,588)	(736,345,235)	(732,714,322)
Net increase (decrease)	$ 630,206,624	$ (162,480,080)	$ 309,710,717
Institutional Class
Shares sold	$ 171,001,394	$ 18,150,189	$ 24,820,267
Reinvestment of distributions	3,125,725	977,889	1,895,479
Shares redeemed	(37,098,483)	(27,439,737)	(33,767,791)
Net increase (decrease)	$ 137,028,636	$ (8,311,659)	$ (7,052,045)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended March 31, 2012, the eleven months ended March 31, 2011 and the year ended April 30, 2010, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for the year ended March 31, 2012, the eleven months ended March 31, 2011 and the year ended April 30, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (58)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	05/14/12	05/11/12	$0.018
Class T	05/14/12	05/11/12	$0.018
Class B	05/14/12	05/11/12	$0.018
Class C	05/14/12	05/11/12	$0.018

A total of 99.97% of the dividends distributed during the fiscal year were derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,971,488 of distributions paid during the period January 1, 2012 to March 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFB-UANN-0512
1.784719.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Inflation-Protected Bond
Fund - Institutional Class

Annual Report

March 31, 2012

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	11.54%	6.58%	6.24%

A From June 26, 2002.

B The initial offering of Institutional Class shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity® Inflation-Protected Bond Fund, the original class of the fund.

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Inflation-Protected Bond Fund - Institutional Class on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period. The initial offering of Institutional Class took place on October 2, 2002. See the previous page for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market recap: Against the backdrop of acute market volatility and investors' shifting attitude toward risk, U.S. taxable investment-grade bonds generated a solid gain for the 12 months ending March 31, 2012, as evidenced by the 7.71% return of the Barclays® U.S. Aggregate Bond Index. Among the sectors that comprise the index, investment-grade corporate bonds fared best, up 9.58%, bolstered by demand for higher-yielding securities amid improved corporate profitability. U.S. Treasury bonds also performed well, rising 8.57%. As a perceived safe haven, Treasuries benefited from periodic bouts of robust demand. Government-agency-backed residential mortgage-backed securities (MBS) gained 6.21%, receiving a boost from slower-than-expected prepayments and the Federal Reserve's program to reinvest payments from its holdings of agency debentures into the MBS sector. Commercial mortgage-backed securities advanced 7.48%, aided in part by investors' thirst for higher yields. Asset-backed and agency securities saw gains of 5.34% and 4.50%, respectively.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor® Inflation-Protected Bond Fund: For the year, the fund's Institutional Class shares returned 11.54%, while the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) gained 12.20%. Keeping the fund's duration in line with the index helped us keep pace with the benchmark as TIPS rallied. The fund was modestly hurt by its yield-curve positioning, although it benefited from our ability to select outperforming securities based on our understanding of the seasonality of inflation and how it can affect the valuation of TIPS. Early in the period, a decelerating global economy prompted investors to favor U.S. government-backed securities, including TIPS. In the summer of 2011, demand for TIPS intensified amid prospects the U.S. government could default on its obligations, the credit-rating downgrade for U.S. long-term debt, growing fears about a U.S. recession and resurgent worries about debt in Europe. After a short and shallow decline in September, TIPS rallied in October and November after the Federal Reserve began Operation Twist, a bond-buying program designed to keep interest rates low and spur the economy. Amid calming fears surrounding the European debt crisis, plain-vanilla Treasury yields and prices remained range bound in the first two months of 2012, while riskier assets rallied. Against that backdrop, TIPS outpaced nominal Treasuries. But the tables turned in mid-March, as rekindled worries about Europe's debt woes and a murkier picture surrounding U.S. economic growth triggered a rally in plain-vanilla Treasuries.

Note to shareholders: Franco Castagliuolo became Portfolio Manager of the fund on March 1, 2012

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class A	.76%
Actual		$ 1,000.00	$ 1,031.90	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class T	.79%
Actual		$ 1,000.00	$ 1,030.90	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.05	$ 3.99
Class B	1.46%
Actual		$ 1,000.00	$ 1,027.40	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.36
Class C	1.51%
Actual		$ 1,000.00	$ 1,027.50	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.62
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,032.50	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.75	$ 2.28
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,033.00	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	19.6	11.5
1 - 1.99%	32.7	36.3
2 - 2.99%	38.8	41.8
3 - 3.99%	8.9	10.2
5 - 5.99%	0.0	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2012
6 months ago
Years	9.2	9.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2012
6 months ago
Years	6.7	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2012*		As of September 30, 2011**
	U.S. Government and U.S. Government Agency Obligations 99.7%		U.S. Government and U.S. Government Agency Obligations 99.5%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.0%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation Protected Securities	99.7%	** Inflation Protected Securities	99.5%

Annual Report

Investments March 31, 2012

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 43,128,140	$ 41,225,835
1.75% 1/15/28	78,021,580	93,018,618
2% 1/15/26	90,777,870	111,334,346
2.125% 2/15/40	53,444,594	70,316,454
2.125% 2/15/41	87,531,842	115,492,325
2.375% 1/15/25	123,454,218	157,139,916
2.375% 1/15/27	100,468,614	128,967,348
2.5% 1/15/29	76,635,108	101,164,095
3.375% 4/15/32	1,277	1,945
3.625% 4/15/28	102,919,609	151,737,158
3.875% 4/15/29	111,942,320	172,651,145
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	200,894,002	212,287,688
0.125% 1/15/22	131,473,316	134,737,532
0.5% 4/15/15	46,223,476	49,025,389
0.625% 4/15/13	73,817,674	75,788,828
0.625% 7/15/21	186,126,460	201,627,272
1.125% 1/15/21	98,421,900	110,925,912
1.25% 4/15/14	78,602,592	83,404,293
1.25% 7/15/20	163,672,425	187,126,472
1.375% 7/15/18	44,532,125	51,038,638
1.375% 1/15/20	29,868,855	34,312,332
1.625% 1/15/15	67,926,287	74,060,862
1.625% 1/15/18	106,975,957	123,057,603
1.875% 7/15/13	120,371,823	126,765,932
1.875% 7/15/15	187,589,150	209,281,576
1.875% 7/15/19	83,958,322	99,860,849
2% 1/15/14	114,969,727	122,944,897
2% 7/15/14	123,789,665	134,910,848
2% 1/15/16	43,504,866	49,140,708
2.125% 1/15/19	75,832,867	90,812,823
2.375% 1/15/17	78,217,176	91,724,344
2.5% 7/15/16	110,537,685	129,142,527
2.625% 7/15/17	94,916,025	114,229,262
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $3,280,937,227)		3,649,255,772
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.3018% 6/25/47 (b)	$ 89,046	$ 88,769
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.0419% 3/25/32 (MGIC Investment Corp. Insured) (b)	50,104	8,389
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.4918% 9/25/34 (b)	120,672	68,943
TOTAL ASSET-BACKED SECURITIES (Cost $188,248)		166,101
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (Cost $1,152,000)	$ 1,152,007	1,152,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $3,282,277,475)		3,650,573,873
NET OTHER ASSETS (LIABILITIES) - 0.3%		9,905,366
NET ASSETS - 100%		$ 3,660,479,239
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps

Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (a)

	August 2034	$ 101,255	$ (77,498)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (a)	Feb. 2034	1,089	(1,027)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (a)

	Oct. 2034	$ 148,444	$ (125,896)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (a)	Sept. 2034	97,375	(84,694)
		$ 348,163	$ (289,115)
Legend

(a) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,152,000 due 4/02/12 at 0.07%
Credit Agricole CIB New York Branch	$ 286,663
Credit Suisse Securities (USA) LLC	629,336
Merrill Lynch, Pierce, Fenner & Smith, Inc.	78,667
UBS Securities LLC	157,334
$ 1,152,000
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,649,255,772	$ -	$ 3,649,255,772	$ -
Asset-Backed Securities	166,101	-	88,769	77,332
Cash Equivalents	1,152,000	-	1,152,000	-
Total Investments in Securities:	$ 3,650,573,873	$ -	$ 3,650,496,541	$ 77,332
Derivative Instruments:
Liabilities
Swap Agreements	$ (289,115)	$ -	$ -	$ (289,115)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 31,465
Total Realized Gain (Loss)	(17,078)
Total Unrealized Gain (Loss)	18,152
Cost of Purchases	-
Proceeds of Sales	(12,211)
Amortization/Accretion	1,961
Transfers in to Level 3	55,043
Transfers out of Level 3	-
Ending Balance	$ 77,332
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 5,982
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (81,680)
Total Unrealized Gain (Loss)	(85,581)
Transfers in to Level 3	(121,854)
Transfers out of Level 3	-
Ending Balance	$ (289,115)
Realized gain (loss) on Swap Agreements for the period	$ 11,892
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at March 31, 2012	$ (85,581)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (289,115)
Total Value of Derivatives	$ -	$ (289,115)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
BBB	0.0%
CCC,CC,C	0.0%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $1,152,000) - See accompanying schedule: Unaffiliated issuers (cost $3,282,277,475)		$ 3,650,573,873
Cash		1,462
Receivable for investments sold		51,152,222
Receivable for swap agreements		865
Receivable for fund shares sold		3,181,779
Interest receivable		13,444,739
Total assets		3,718,354,940

Liabilities
Payable for investments purchased	$ 51,369,402
Payable for fund shares redeemed	4,502,807
Distributions payable	45,982
Swap agreements at value	289,115
Accrued management fee	974,703
Distribution and service plan fees payable	239,562
Other affiliated payables	454,130
Total liabilities		57,875,701

Net Assets		$ 3,660,479,239
Net Assets consist of:
Paid in capital		$ 3,361,898,418
Undistributed net investment income		2,356,391
Accumulated undistributed net realized gain (loss) on investments		(71,782,853)
Net unrealized appreciation (depreciation) on investments		368,007,283
Net Assets		$ 3,660,479,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($262,756,153 ÷ 20,519,073 shares)	$ 12.81

Maximum offering price per share (100/96.00 of $12.81)	$ 13.34
Class T: Net Asset Value and redemption price per share ($64,889,804 ÷ 5,059,903 shares)	$ 12.82

Maximum offering price per share (100/96.00 of $12.82)	$ 13.35
Class B: Net Asset Value and offering price per share ($28,516,533 ÷ 2,239,660 shares)A	$ 12.73

Class C: Net Asset Value and offering price per share ($177,404,733 ÷ 13,963,279 shares)A	$ 12.71

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,922,338,735 ÷ 227,232,576 shares)	$ 12.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,573,281 ÷ 15,947,952 shares)	$ 12.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended March 31, 2012

Investment Income
Interest		$ 34,836,853
Inflation principal income		71,746,143
Total income		106,582,996

Expenses
Management fee	$ 9,989,967
Transfer agent fees	3,608,469
Distribution and service plan fees	2,739,636
Fund wide operations fee	1,073,404
Independent trustees' compensation	10,868
Miscellaneous	8,902
Total expenses before reductions	17,431,246
Expense reductions	(24,561)	17,406,685
Net investment income (loss)		89,176,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,306,220
Swap agreements	11,892
Total net realized gain (loss)		14,318,112
Change in net unrealized appreciation (depreciation) on: Investment securities	211,265,603
Swap agreements	(85,581)
Total change in net unrealized appreciation (depreciation)		211,180,022
Net gain (loss)		225,498,134
Net increase (decrease) in net assets resulting from operations		$ 314,674,445

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,176,311	$ 61,620,013	$ 72,676,874
Net realized gain (loss)	14,318,112	36,788,829	(355,321)
Change in net unrealized appreciation (depreciation)	211,180,022	28,051,958	162,966,767
Net increase (decrease) in net assets resulting from operations	314,674,445	126,460,800	235,288,320
Distributions to shareholders from net investment income	(15,586,748)	(24,508,075)	(26,931,712)
Distributions to shareholders from net realized gain	(69,999,157)	(22,150,496)	(50,990,497)
Total distributions	(85,585,905)	(46,658,571)	(77,922,209)
Share transactions - net increase (decrease)	826,032,278	(182,199,653)	349,727,112
Total increase (decrease) in net assets	1,055,120,818	(102,397,424)	507,093,223

Net Assets
Beginning of period	2,605,358,421	2,707,755,845	2,200,662,622
End of period (including undistributed net investment income of $2,356,391 and undistributed net investment income of $1,804,340 and undistributed net investment income of $1,967,863, respectively)	$ 3,660,479,239	$ 2,605,358,421	$ 2,707,755,845

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.329	.245	.301	.171	.538	.434
Net realized and unrealized gain (loss)	.998	.286	.757	(.456)	.306	.137
Total from investment operations	1.327	.531	1.058	(.285)	.844	.571
Distributions from net investment income	(.035)	(.084)	(.098)	(.077)	(.194)	(.209)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.307)	(.181)	(.318)	(.235)	(.544)	(.301)
Net asset value, end of period	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Total Return B, C, D	11.32%	4.68%	9.96%	(2.57)%	7.96%	5.43%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.77% A	.77%	.78%	.80%	.71%
Expenses net of fee waivers, if any	.76%	.75% A	.75%	.75%	.75%	.66%
Expenses net of all reductions	.76%	.75% A	.75%	.75%	.75%	.65%
Net investment income (loss)	2.61%	2.29% A	2.71%	1.59%	4.87%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814	$ 68,710
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Income from Investment Operations
Net investment income (loss) E	.326	.245	.301	.172	.538	.424
Net realized and unrealized gain (loss)	.987	.286	.757	(.457)	.316	.137
Total from investment operations	1.313	.531	1.058	(.285)	.854	.561
Distributions from net investment income	(.031)	(.084)	(.098)	(.077)	(.194)	(.199)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.303)	(.181)	(.318)	(.235)	(.544)	(.291)
Net asset value, end of period	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Total Return B, C, D	11.18%	4.67%	9.94%	(2.56)%	8.05%	5.32%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.79% A	.79%	.80%	.79%	.78%
Expenses net of fee waivers, if any	.78%	.75% A	.75%	.75%	.75%	.75%
Expenses net of all reductions	.78%	.75% A	.75%	.75%	.75%	.75%
Net investment income (loss)	2.59%	2.29% A	2.71%	1.59%	4.86%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332	$ 65,833
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.240	.175	.228	.101	.466	.354
Net realized and unrealized gain (loss)	.992	.288	.748	(.453)	.316	.137
Total from investment operations	1.232	.463	.976	(.352)	.782	.491
Distributions from net investment income	-	(.016)	(.026)	(.030)	(.122)	(.129)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.272)	(.113)	(.246)	(.188)	(.472)	(.221)
Net asset value, end of period	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Total Return B, C, D	10.51%	4.07%	9.17%	(3.17)%	7.36%	4.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47%	1.48% A	1.48%	1.49%	1.50%	1.49%
Expenses net of fee waivers, if any	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	1.92%	1.64% A	2.06%	.94%	4.21%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776	$ 35,826
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.233	.164	.217	.090	.455	.343
Net realized and unrealized gain (loss)	.999	.279	.758	(.459)	.316	.137
Total from investment operations	1.232	.443	.975	(.369)	.771	.480
Distributions from net investment income	-	(.006)	(.015)	(.023)	(.111)	(.118)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.272)	(.103)	(.235)	(.181)	(.461)	(.210)
Net asset value, end of period	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Total Return B, C, D	10.53%	3.90%	9.17%	(3.33)%	7.26%	4.55%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.51% A	1.52%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.86%	1.54% A	1.96%	.84%	4.11%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060	$ 51,205
Portfolio turnover rate G	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended March 31,	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Income from Investment Operations
Net investment income (loss) D	.369	.278	.336	.205	.573	.457
Net realized and unrealized gain (loss)	.996	.286	.755	(.457)	.324	.136
Total from investment operations	1.365	.564	1.091	(.252)	.897	.593
Distributions from net investment income	(.073)	(.117)	(.131)	(.100)	(.227)	(.231)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.345)	(.214)	(.351)	(.258)	(.577)	(.323)
Net asset value, end of period	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Total Return B, C	11.61%	4.94%	10.24%	(2.27)%	8.46%	5.63%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	2.92%	2.59% A	3.01%	1.89%	5.17%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686
Portfolio turnover rate F	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) D	.359	.272	.329	.197	.565	.452
Net realized and unrealized gain (loss)	.995	.286	.757	(.452)	.318	.137
Total from investment operations	1.354	.558	1.086	(.255)	.883	.589
Distributions from net investment income	(.062)	(.111)	(.126)	(.097)	(.223)	(.227)
Distributions from net realized gain	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.334)	(.208)	(.346)	(.255)	(.573)	(.319)
Net asset value, end of period	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Total Return B, C	11.54%	4.91%	10.21%	(2.30)%	8.34%	5.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.54%	.55% A	.53%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.53%	.50% A	.50%	.50%	.49%	.49%
Expenses net of all reductions	.53%	.50% A	.50%	.50%	.49%	.49%
Net investment income (loss)	2.84%	2.54% A	2.96%	1.84%	5.13%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297	$ 110,863
Portfolio turnover rate F	24%	22% A	16%	43%	35%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS), principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, capital loss carryforwards, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 371,707,897
Gross unrealized depreciation	(3,804,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 367,903,694
Tax Cost	$ 3,282,670,179

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,005,927
Capital loss carryforward	$ (73,482,100)
Net unrealized appreciation (depreciation)	$ 367,614,459

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (32,037,379)
2018	(41,444,721)
Total capital loss carryforward	$ (73,482,100)

The tax character of distributions paid was as follows:

	March 31, 2012	March 31, 2011	March 31, 2010
Ordinary Income	$ 85,585,905	$ 49,053,293	$ 75,527,502

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 11,892	$ (85,581)
Totals (a)	$ 11,892	$ (85,581)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $348,163 representing 0.01% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $3,049,684, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 610,360	$ 15,038
Class T	-%	.25%	162,359	-
Class B	.65%	.25%	288,182	208,133
Class C	.75%	.25%	1,678,735	301,601
			$ 2,739,636	$ 524,772

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 71,001
Class T	17,112
Class B*	52,422
Class C*	17,640
$ 158,175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 388,096.16
Class T	123,526.19
Class B	69,059.22
Class C	269,768.16
Inflation-Protected Bond	2,539,111.10
Institutional Class	218,909.19
	$ 3,608,469

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,902 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $6,872.

Annual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 6,226
Class T	.75%	4,562
Class B	1.40%	4,134
Class C	1.50%	3,145
Institutional Class	.50%	6,391
		$ 24,458

Effective June 1, 2011 the expense limitations were discontinued.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $103.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
From net investment income
Class A	$ 644,197	$ 1,522,757	$ 1,591,601
Class T	160,406	460,500	565,970
Class B	-	52,792	98,966
Class C	-	71,025	146,651
Inflation-Protected Bond	14,290,207	21,778,716	23,707,425
Institutional Class	491,938	622,285	821,099
Total	$ 15,586,748	$ 24,508,075	$ 26,931,712
From net realized gain
Class A	$ 5,400,091	$ 1,761,992	$ 3,695,699
Class T	1,397,374	517,947	1,263,915
Class B	678,867	318,072	844,656
Class C	3,764,934	1,123,479	2,315,534
Inflation-Protected Bond	55,896,687	17,912,249	41,458,249
Institutional Class	2,861,204	516,757	1,412,444
Total	$ 69,999,157	$ 22,150,496	$ 50,990,497

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	9,256,002	6,640,914	9,312,515
Reinvestment of distributions	436,081	252,494	417,840
Shares redeemed	(6,984,787)	(6,716,942)	(6,921,867)
Net increase (decrease)	2,707,296	176,466	2,808,488
Class T
Shares sold	2,093,788	1,177,187	2,219,214
Reinvestment of distributions	114,313	76,859	152,711
Shares redeemed	(2,243,154)	(1,898,504)	(2,403,012)
Net increase (decrease)	(35,053)	(644,458)	(31,087)
Class B
Shares sold	337,027	367,840	1,255,797
Reinvestment of distributions	45,907	26,768	70,396
Shares redeemed	(999,484)	(1,139,712)	(1,724,363)
Net increase (decrease)	(616,550)	(745,104)	(398,170)
Class C
Shares sold	6,685,519	3,337,216	4,724,560
Reinvestment of distributions	250,979	84,485	177,632
Shares redeemed	(4,281,517)	(3,185,556)	(3,112,361)
Net increase (decrease)	2,654,981	236,145	1,789,831
Inflation-Protected Bond
Shares sold	114,648,567	45,787,804	87,660,075
Reinvestment of distributions	5,259,714	3,189,838	5,417,085
Shares redeemed	(70,564,704)	(62,981,387)	(65,658,429)
Net increase (decrease)	49,343,577	(14,003,745)	27,418,731
Institutional Class
Shares sold	13,330,026	1,554,604	2,228,760
Reinvestment of distributions	246,275	83,976	168,329
Shares redeemed	(2,917,664)	(2,341,899)	(3,015,208)
Net increase (decrease)	10,658,637	(703,319)	(618,119)

Annual Report

11. Share Transactions - continued

	Dollars
	Year ended March 31, 2012	Eleven months ended March 31, 2011	Year ended April 30, 2010
Class A
Shares sold	$ 116,397,990	$ 77,652,400	$ 104,121,934
Reinvestment of distributions	5,489,034	2,933,335	4,699,892
Shares redeemed	(87,792,016)	(78,541,272)	(77,109,220)
Net increase (decrease)	$ 34,095,008	$ 2,044,463	$ 31,712,606
Class T
Shares sold	$ 26,514,058	$ 13,713,873	$ 24,649,046
Reinvestment of distributions	1,438,723	894,232	1,719,846
Shares redeemed	(28,354,397)	(22,121,464)	(26,708,425)
Net increase (decrease)	$ (401,616)	$ (7,513,359)	$ (339,533)
Class B
Shares sold	$ 4,251,063	$ 4,257,680	$ 13,993,919
Reinvestment of distributions	575,105	309,137	791,917
Shares redeemed	(12,554,280)	(13,256,429)	(19,171,607)
Net increase (decrease)	$ (7,728,112)	$ (8,689,612)	$ (4,385,771)
Class C
Shares sold	$ 83,320,684	$ 38,766,973	$ 52,549,464
Reinvestment of distributions	3,147,942	973,965	1,995,592
Shares redeemed	(53,636,888)	(36,990,344)	(34,463,918)
Net increase (decrease)	$ 32,831,738	$ 2,750,594	$ 20,081,138
Inflation-Protected Bond
Shares sold	$ 1,459,141,891	$ 536,614,422	$ 981,264,982
Reinvestment of distributions	66,541,321	37,250,733	61,160,057
Shares redeemed	(895,476,588)	(736,345,235)	(732,714,322)
Net increase (decrease)	$ 630,206,624	$ (162,480,080)	$ 309,710,717
Institutional Class
Shares sold	$ 171,001,394	$ 18,150,189	$ 24,820,267
Reinvestment of distributions	3,125,725	977,889	1,895,479
Shares redeemed	(37,098,483)	(27,439,737)	(33,767,791)
Net increase (decrease)	$ 137,028,636	$ (8,311,659)	$ (7,052,045)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended March 31, 2012, the eleven months ended March 31, 2011 and the year ended April 30, 2010, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for the year ended March 31, 2012, the eleven months ended March 31, 2011 and the year ended April 30, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (58)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay on May 14, 2012, to shareholders of record at the opening of business on May 11, 2012, a distribution of $0.018 per share derived from capital gains realized from sales of portfolio securities.

A total of 99.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,971,488 of distributions paid during the period January 1, 2012 to March 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFBI-UANN-0512
1.784720.109

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, March 31, 2012, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for the fiscal year ended March 31, 2012, for the 11 month period ended March 31, 2011 and for the fiscal year ended April 30, 2010 for services rendered to Fidelity Inflation-Protected Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

March 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$50,000	$-	$5,700	$800

March 31, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$50,000	$-	$5,700	$100

April 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$47,000	$-	$17,000	$-

A Amounts may reflect rounding.

B For the 11 month period ended March 31, 2011.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2012A	March 31, 2011A,B	April 30, 2010A
Audit-Related Fees	$610,000	$440,000	$725,000
Tax Fees	$-	$-	$-
All Other Fees	$610,000	$730,000	$450,000

A Amounts may reflect rounding.

B For the 11 month period ended March 31, 2011.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for the fiscal year ended March 31, 2012, for the 11 month period ended March 31, 2011 and for the fiscal year ended April 30, 2010 are as follows:

Billed By	March 31, 2012A	March 31, 2011A,B	April 30, 2010 A
Deloitte Entities	$1,325,000	$1,265,000	$1,220,000

A Amounts may reflect rounding.

B For the 11 month period ended March 31, 2011.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the periods ended March 31, 2012, March 31, 2011 and April 30, 2010, relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 25, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 25, 2012